Financial instruments - Fair value and risk management - Gross amounts for hedged items (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Total cash flow hedge reserve	€ (21.0)	€ 266.0	€ 31.0
Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	112.5	(140.5)	(79.3)
Cash flow hedge reserve, balance remaining	(76.1)	(142.6)	83.1
Total cash flow hedge reserve	36.4	(283.1)	3.8
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Deferred tax included in hedge reserve	(15.0)	17.0	28.0
Foreign currency risk | Property, plant and equipment - aircraft additions | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	(7.7)	(30.0)	265.6
Cash flow hedge reserve, balance remaining	(76.1)	(142.6)	83.1
Total cash flow hedge reserve	(83.8)	(172.6)	348.7
Foreign currency risk | Fuel and oil operating expenses | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	(84.7)	(83.7)	(38.2)
Total cash flow hedge reserve	(84.7)	(83.7)	(38.2)
Interest rate risk | Variable-rate instruments | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges			(6.6)
Total cash flow hedge reserve			(6.6)
Commodity price risk | Fuel and carbon operating expenses | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	204.9	(26.8)	(300.1)
Total cash flow hedge reserve	€ 204.9	€ (26.8)	€ (300.1)